Biological Assets - Narrative (Details) g in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) $ / plant g $ / g	Mar. 31, 2024 CAD ($) g $ / g $ / plant
Disclosure of information about agricultural produce [line items]
Biological assets expensed to cost of goods sold | $	$ 18.1	$ 39.2
Fair value adjustments on biological assets sold | $	$ 3.5	$ 8.1
Plant propagation production facilities
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per plant) | $ / plant	2.35	2.87
Indoor cannabis production facilities
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per plant) | $ / g	2.43	3.76
Dried cannabis
Disclosure of information about agricultural produce [line items]
Biological assets produced (in grams) | g	40,707	44,096
Outdoor cannabis production facilities
Disclosure of information about agricultural produce [line items]
Biological assets produced (in grams) | g	16,314	14,683